111 Huntington Avenue, Boston, Massachusetts  02199-7618
617 - 954-5000

                                  January 3, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust IV (the “Trust”) (File Nos. 2-54607 and 811-2594) on behalf of MFS® Global New Discovery Fund, MFS® Government Money Market Fund, MFS® Money Market Fund and MFS® Mid Cap Growth Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 59 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on December 23, 2013.

Please call the undersigned at (617) 954-4085 or Keli Jean Davis at (617) 954-5873 with any questions you may have.

                                  Very truly yours,

                                  THOMAS H. CONNORS
                                  Thomas H. Connors
                                  Vice President & Senior Counsel

THC/bjn